As filed with the Securities and Exchange Commission on February 13, 2019
1933 Act Registration File No. 333-12745
1940 Act File No. 811-07831

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	40	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	42	[X]

FMI FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 226-4555
(Registrant’s Telephone Number, Including Area Code)

John S. Brandser Fiduciary Management, Inc. 100 East Wisconsin Avenue, Suite 2200 Milwaukee, WI 53202 (Name and Address of Agent for Service)	Copy to: Peter Fetzer Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 40 hereby incorporates Parts A and B from the Fund’s PEA No. 39 on Form N-1A filed on January 29, 2019.  This PEA No. 40 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 39.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 40 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on February 13, 2019.

FMI FUNDS, INC.
Registrant

By: /s/ John S. Brandser
John S. Brandser
President, Treasurer and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 40 to its Registration Statement has been signed below on February 13, 2019, by the following persons in the capacities indicated.

/s/ John S. Brandser	President, Treasurer and Director
John S. Brandser

/s/ Barry K. Allen*	Director
Barry K. Allen

/s/ Robert C. Arzbaecher*	Director
Robert C. Arzbaecher

/s/ Patrick J. English*	Vice President, Secretary and Director
Patrick J. English

/s/ Rebecca W. House*	Director
Rebecca W. House

/s/ Paul S. Shain*	Director
Paul S. Shain

/s/ Robert J. Venable*	Director
Robert J. Venable

/s/ Lawrence J. Burnett*	Director
Lawrence J. Burnett

*John S. Brandser signs this document pursuant to Power of Attorney filed as an exhibit to Registrant’s Post-Effective Amendment No. 39 to its Registration Statement filed on January 29, 2019.

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE